Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 25, 2011
Registrant Name	dei_EntityRegistrantName	POWERSHARES EXCHANGE TRADED FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0001209466
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 25, 2011
PowerShares Fundamental Pure Large Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Growth Portfolio | PowerShares Fundamental Pure Large Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXLG
PowerShares Fundamental Pure Large Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Value Portfolio | PowerShares Fundamental Pure Large Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXLV